Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	May 15, 2018	Mar. 31, 2018
Stock Subscription Agreements [Member]
Disclosure of transactions between related parties [line items]
Subscription received	$ 4,099,940
James G. Robinson [Member]
Disclosure of transactions between related parties [line items]
Description of restricted common shares

Independent Director, two million dollars ($2,000,000.) at three dollars ($3.00) per share, with total number restricted common shares six hundred, sixty-six thousand, six hundred and sixty-six (666,666).

Erik Danielsen [Member]
Disclosure of transactions between related parties [line items]
Restricted common shares		50,000
Restricted common shares, value		$ 150,000
Restricted common per shares		$ 3.00
Accredited Investor [Member]
Disclosure of transactions between related parties [line items]
Restricted common shares		4,000,00.
Restricted common shares, value		$ 1,000,000
Restricted common per shares		$ 2.50
Accredited Investor One [Member]
Disclosure of transactions between related parties [line items]
Restricted common shares		333,333
Restricted common shares, value		$ 1,000,000
Restricted common per shares		$ 3.00
Accredited Investor Two [Member]
Disclosure of transactions between related parties [line items]
Restricted common shares		33,333
Restricted common shares, value		$ 100,000
Restricted common per shares		$ 3.00
Accredited Investor Three [Member]
Disclosure of transactions between related parties [line items]
Restricted common shares		4,833,333
Restricted common shares, value		$ 12,000,000
Restricted common per shares		$ 2.48
Description of common stock received		The investor will receive two million five hundred thousand (2,500,000) warrants at a strike price of eight dollars ($8.00) per share.
Warrant exercisable life		3 years